Capital Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Capital Commitments [Abstract]
Schedule of Capital Commitments
	As of December 31,
	2023	2024
	USD’000	USD’000
Capital expenditure in respect of acquisition of the contractual management rights:
Total contract sum	26,630	25,892
Less: Amounts paid and recognized as cost of property, plant and equipment	(11,895)	(11,565)
Contracted for but not provided in the Consolidated Financial Statement	14,735	14,327